GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 110	$ 199	$ 250	$ 207
Accounts receivable	293	315
Due from Affiliates	6	8
Inventory, Net	374	394
Prepaid expenses	14	14
Deferred income taxes	6	10
Other current assets	41	49
Total current assets	847	989
Property and equipment, net	1,016	1,084
Other Assets, Noncurrent	108	89
Income Taxes Receivable, Noncurrent	1	0
Income Taxes Receivable	3	0
Deferred income taxes	27	25
Investment in affiliates	0	0
Intercompany borrowing	0	0
Intangible assets, net	493	542
Goodwill	412	432	425
Total assets	2,904	3,161
Current liabilities:
Trade payables	254	308
Short-term borrowings	6	3
Accrued expenses and other liabilities	157	166
Accrued interest	83	62
Due to affiliates	3	15
Accrued income taxes	6	2
Deferred income taxes	19	19
Current installments of long-term debt	(29)	(36)
Total current liabilities	557	611
Long-term debt	(3,081)	(2,895)
Other liabilities	56	51
Pension liabilities	311	288
Intercompay Borrowings	0	0
Deferred income taxes	47	52
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	4,052	3,897
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228	217	180
Noncontrolling interests	0	0	4	4
Total deficit	(1,148)	(736)
Total liabilities and deficit	2,904	3,161
Total Momentive Performance Material's deficit	(1,148)	(736)	(604)	(578)
Parent [Member]
Current assets:
Cash and cash equivalents	1	40	28	56
Accounts receivable	0	0
Due from Affiliates	2	3
Inventory, Net	0	0
Prepaid expenses	0	0
Deferred income taxes	0	0
Other current assets	0	0
Total current assets	3	43
Property and equipment, net	0	0
Other Assets, Noncurrent	77	55
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	2,005	1,415
Intercompany borrowing	171	20
Intangible assets, net	0	0
Goodwill	0	0
Total assets	2,256	1,533
Current liabilities:
Trade payables	1	0
Short-term borrowings	0	0
Accrued expenses and other liabilities	2	1
Accrued interest	83	61
Due to affiliates	0	14
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	86	76
Long-term debt	(3,065)	(1,891)
Other liabilities	1	0
Pension liabilities	0	0
Intercompay Borrowings	252	302
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	3,404	2,269
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228
Noncontrolling interests	0	0
Total deficit	(1,148)	(736)
Total liabilities and deficit	2,256	1,533
Total Momentive Performance Material's deficit	(1,148)	(736)
Guarantor subsidiaries [Member]
Current assets:
Cash and cash equivalents	2	0	0	7
Accounts receivable	74	82
Due from Affiliates	70	60
Inventory, Net	164	193
Prepaid expenses	10	11
Deferred income taxes	0	1
Other current assets	7	11
Total current assets	327	358
Property and equipment, net	463	495
Other Assets, Noncurrent	9	9
Income Taxes Receivable, Noncurrent	1
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	0	0
Intercompany borrowing	1,726	1,091
Intangible assets, net	77	84
Goodwill	0	0
Total assets	2,603	2,037
Current liabilities:
Trade payables	56	89
Short-term borrowings	0	0
Accrued expenses and other liabilities	65	66
Accrued interest	0	0
Due to affiliates	29	26
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	150	181
Long-term debt	0	0
Other liabilities	7	9
Pension liabilities	175	183
Intercompay Borrowings	106	164
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	160	85
Total liabilities	598	622
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	2,631	1,911
Accumulated deficit	(806)	(724)
Accumulated other comprehensive income	180	228
Noncontrolling interests	0	0
Total deficit	2,005	1,415
Total liabilities and deficit	2,603	2,037
Total Momentive Performance Material's deficit	2,005	1,415
Non-guarantor subsidiaries [Member]
Current assets:
Cash and cash equivalents	107	159	222	144
Accounts receivable	219	233
Due from Affiliates	38	30
Inventory, Net	210	201
Prepaid expenses	4	3
Deferred income taxes	6	9
Other current assets	34	38
Total current assets	621	673
Property and equipment, net	553	589
Other Assets, Noncurrent	22	25
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	3
Deferred income taxes	27	25
Investment in affiliates	0	0
Intercompany borrowing	28	259
Intangible assets, net	416	458
Goodwill	412	432
Total assets	2,079	2,461
Current liabilities:
Trade payables	197	219
Short-term borrowings	6	3
Accrued expenses and other liabilities	90	99
Accrued interest	0	1
Due to affiliates	78	60
Accrued income taxes	6	2
Deferred income taxes	19	19
Current installments of long-term debt	(29)	(36)
Total current liabilities	425	439
Long-term debt	(16)	(1,004)
Other liabilities	48	42
Pension liabilities	136	105
Intercompay Borrowings	1,567	904
Deferred income taxes	47	52
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	2,239	2,546
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	699	567
Accumulated deficit	(1,048)	(925)
Accumulated other comprehensive income	189	273
Noncontrolling interests	0	0
Total deficit	(160)	(85)
Total liabilities and deficit	2,079	2,461
Total Momentive Performance Material's deficit	(160)	(85)
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Due from Affiliates	(104)	(85)
Inventory, Net	0	0
Prepaid expenses	0	0
Deferred income taxes	0	0
Other current assets	0	0
Total current assets	(104)	(85)
Property and equipment, net	0	0
Other Assets, Noncurrent	0	0
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	(2,005)	(1,415)
Intercompany borrowing	(1,925)	(1,370)
Intangible assets, net	0	0
Goodwill	0	0
Total assets	(4,034)	(2,870)
Current liabilities:
Trade payables	0	0
Short-term borrowings	0	0
Accrued expenses and other liabilities	0	0
Accrued interest	0	0
Due to affiliates	(104)	(85)
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	(104)	(85)
Long-term debt	0	0
Other liabilities	0	0
Pension liabilities	0	0
Intercompay Borrowings	(1,925)	(1,370)
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	(160)	(85)
Total liabilities	(2,189)	(1,540)
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	(3,330)	(2,478)
Accumulated deficit	1,854	1,649
Accumulated other comprehensive income	(369)	(501)
Noncontrolling interests	0	0
Total deficit	(1,845)	(1,330)
Total liabilities and deficit	(4,034)	(2,870)
Total Momentive Performance Material's deficit	$ (1,845)	$ (1,330)